                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Kingdon Capital Management, L.L.C.
Address: 152 West 57th Street
         New York, New York  10019


Form 13F File Number: 28-3496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter J. Cobos
Title:   Chief Financial Officer
Phone:   (212) 333-0100

Signature, Place, and Date of Signing:

    /s/ Peter J. Cobos       New York, New York   August 13, 1999
    _______________________  ___________________  _______________
         [Signature]            [City, State]        [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     176

Form 13F Information Table Value Total:     $1,691,840
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1         28-3498                  Mark Kingdon

                                                   Form 13F INFORMATION TABLE

   COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4                 COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8

                       TITLE                                  SHRS OR      SH/   PUT/    INVESTMENT   OTHR     VOTING AUTHORITY
NAME OF ISSUER         OF CLASS     CUSIP      VALUE          PRN AMT      PRN   CALL    DISCRETION   MGRS SOLE      SHARED  NONE
-------------------    ---------    ---------  ------------   -----------  ----  ----    -----------  ---- --------  ------  ----
Aluminum Co.           Common Stock  01381710    24,750,000.00    400,000  X             Shared-Other 1             400,000
American Bankers Ins.  Common Stock  02445610    27,763,125.00    510,000  X             Shared-Other 1             510,000
Ace Ltd.               Common Stock  G0070K10    18,560,250.00    657,000  X             Shared-Other 1             657,000
ADC Telecomm.          Common Stock  00088610       501,187.00     11,000  X             Shared-Other 1              11,000
Advance Paradigm       Common Stock  00749110     5,121,250.00     85,000  X             Shared-Other 1              85,000
AMFM Inc               Common Stock  00169310     6,882,812.00    125,000  X             Shared-Other 1             125,000
Allergan Inc.          Common Stock  01849010     5,550,000.00     50,000  X             Shared-Other 1              50,000
American Int'l         Common Stock  02687410    11,725,000.00    100,000  X             Shared-Other 1             100,000
Alyn Corp.             Common Stock  02261110     9,706,365.00  3,235,455  X             Shared-Other 1           3,235,455
Amgen                  Common Stock  03116210     4,560,937.00     75,000  X             Shared-Other 1              75,000
AON Corp               Common Stock  03738910     5,816,250.00    141,000  X             Shared-Other 1             141,000
Apache Corp.           Common Stock  03741110    13,650,000.00    350,000  X             Shared-Other 1             350,000
AppNet Systems Inc.    Common Stock  03831Q10     5,710,937.00    425,000  X             Shared-Other 1             425,000
Atlantic Richfield     Common Stock  04882510    35,514,062.00    425,000  X             Shared-Other 1             425,000
Alza Corp.             Common Stock  02261510    12,718,750.00    250,000  X             Shared-Other 1             250,000
Baxter Int'l.          Common Stock  07181310     5,153,125.00     85,000  X             Shared-Other 1              85,000
Black and Decker       Common Stock  09179710    17,611,875.00    279,000  X             Shared-Other 1             279,000
Browning Ferris
 Industrie             Common Stock  11588510     4,816,000.00    112,000  X             Shared-Other 1             112,000
Bally Total Fitness    Common Stock  05873K10    33,445,612.00  1,178,700  X             Shared-Other 1           1,178,700
Biogen                 Common Stock  09059710     2,572,500.00     40,000  X             Shared-Other 1              40,000
Big Flower Press       Common Stock  08915910     2,652,000.00     83,200  X             Shared-Other 1              83,200
Bausch and Lomb        Common Stock  07170710     5,737,500.00     75,000  X             Shared-Other 1              75,000
Bowater                Common Stock  10218310    11,843,750.00    250,000  X             Shared-Other 1             250,000
Embratel Part.         Common Stock  29081N10     6,590,625.00    475,000  X             Shared-Other 1             475,000
Telecom Brasilerias    Common Stock  87928730     9,000,000.00    100,000  X             Shared-Other 1             100,000
Broadvision Inc.       Common Stock  11141210    14,750,000.00    200,000  X             Shared-Other 1             200,000
NOVA Chemicals Corp    Common Stock  66977W10    17,589,575.00    745,900  X             Shared-Other 1             745,900
Talisman Energy        Common Stock  87425E10     8,976,348.00    327,900  X             Shared-Other 1             327,900
Cardinal Health        Common Stock  14149Y10     4,809,375.00     75,000  X             Shared-Other 1              75,000
Caterpillar            Common Stock  14912310     6,000,000.00    100,000  X             Shared-Other 1             100,000
Comdisco Inc           Common Stock  20033610    36,664,250.00  1,430,800  X             Shared-Other 1           1,430,800
Concord EFS Inc        Common Stock  20619710    10,578,125.00    250,000  X             Shared-Other 1             250,000
Corporate Express      Common Stock  21988810     6,968,750.00  1,000,000  X             Shared-Other 1           1,000,000
Commercial Federal
 Corp                  Common Stock  20164710     5,054,875.00    218,000  X             Shared-Other 1             218,000
Columbia Energy        Common Stock  19764810     6,268,750.00    100,000  X             Shared-Other 1             100,000
CG Aug 65 Puts         Puts          19764895        78,125.00        250        X       Shared-Other 1                 250
Chase Manhattan        Common Stock  16161A10    21,625,000.00    250,000  X             Shared-Other 1             250,000
Concentric Network     Common Stock  20589R10     5,595,937.00    141,000  X             Shared-Other 1             141,000
Columbia Health        Common Stock  19767710     9,125,000.00    400,000  X             Shared-Other 1             400,000


                                4




Covad Communications   Common Stock  22281420    10,383,750.00    195,000  X             Shared-Other 1             195,000
Conceptus Corp.        Common Stock  20601610       462,962.00    400,400  X             Shared-Other 1             400,400
CyberSource Corp       Common Stock  23251J10       146,250.00     10,000  X             Shared-Other 1              10,000
Cytec Industries       Common Stock  23282010    11,025,000.00    350,000  X             Shared-Other 1             350,000
DoubleClick Inc        Common Stock  25860930     7,314,510.00     79,940  X             Shared-Other 1              79,940
Dayton Hudson          Common Stock  23975310    21,125,000.00    325,000  X             Shared-Other 1             325,000
Donaldson Lufkin       Common Stock  25766110     8,802,525.00    146,100  X             Shared-Other 1             146,100
Dime Bancorp. Inc.     Common Stock  25429Q10     4,570,387.00    227,100  X             Shared-Other 1             227,100
Diamond Offshore       Common Stock  25271C10    17,025,000.00    600,000  X             Shared-Other 1             600,000
DSP Group              Common Stock  23332B10    12,322,969.00    342,900  X             Shared-Other 1             342,900
Engelhard Corp         Common Stock  29284510     7,059,000.00    312,000  X             Shared-Other 1             312,000
El Paso Electric       Common Stock  28367785     7,202,731.00    805,900  X             Shared-Other 1             805,900
E-loan Inc             Common Stock  26861P10       288,750.00      7,500  X             Shared-Other 1               7,500
Electronics For
 Imaging               Common Stock  28608210     3,467,812.00     67,500  X             Shared-Other 1              67,500
Earthgrains Co.        Common Stock  27031910     5,162,500.00    200,000  X             Shared-Other 1             200,000
Elan Corp. PLC         Common Stock  28413120    11,100,000.00    400,000  X             Shared-Other 1             400,000
Eastman Chemical       Common Stock  27743210     7,245,000.00    140,000  X             Shared-Other 1             140,000
Enron Oil & Gas        Common Stock  29356210    17,212,500.00    850,000  X             Shared-Other 1             850,000
ENSCO Intl.            Common Stock  26874Q10     6,998,062.00    351,000  X             Shared-Other 1             351,000
Exodus Comm.           Common Stock  30208810    18,104,925.00    150,953  X             Shared-Other 1             150,953
Furniture Brands       Common Stock  36092110     6,837,737.00    245,300  X             Shared-Other 1             245,300
Federal Express        Common Stock  31304N10     8,137,500.00    150,000  X             Shared-Other 1             150,000
Flowers Industries     Common Stock  34349610     5,421,875.00    250,000  X             Shared-Other 1             250,000
Fremont General        Common Stock  35728810     2,831,250.00    150,000  X             Shared-Other 1             150,000
Freddie Mac            Common Stock  31340030    11,600,000.00    200,000  X             Shared-Other 1             200,000
Galileo Tech.          Common Stock  M4729810       761,250.00     16,800  X             Shared-Other 1              16,800
Cadbury Schweppes ADR  Common Stock  12720930     4,699,312.00    176,500  X             Shared-Other 1             176,500
Glaxo Wellcome ADR     Common Stock  37733W10     9,201,562.00    162,500  X             Shared-Other 1             162,500
Gaylord Containers     Common Stock  36814510     3,175,000.00    400,000  X             Shared-Other 1             400,000
Getty Images Inc       Common Stock  37427610     2,197,050.00    116,400  X             Shared-Other 1             116,400
Gap Stores             Common Stock  36476010    18,890,625.00    375,000  X             Shared-Other 1             375,000
Goldman Sachs          Common Stock  38141G10    36,125,000.00    500,000  X             Shared-Other 1             500,000
GST Telecommunications Common Stock  36194210     3,938,812.00    300,100  X             Shared-Other 1             300,100
Global Telesystems     Common Stock  37936U10    16,543,625.00    204,400  X             Shared-Other 1             204,400
Hasbro                 Common Stock  41805610    13,968,750.00    500,000  X             Shared-Other 1             500,000
Home Depot             Common Stock  43707610    21,103,281.00    327,500  X             Shared-Other 1             327,500
HEICO Corp Class A     Class A       42280620     4,200,000.00    175,000  X             Shared-Other 1             175,000
Health Managment Sys.  Common Stock  42219M10     2,446,875.00    450,000  X             Shared-Other 1             450,000
High Speed Access Corp Common Stock  42979U10     1,281,250.00     50,000  X             Shared-Other 1              50,000
Hussmann Intl.         Common Stock  44811010     7,453,125.00    450,000  X             Shared-Other 1             450,000
Interstate Bakeries    Common Stock  46072H10     3,365,625.00    150,000  X             Shared-Other 1             150,000
Intimate Brands Inc.   Common Stock  46115610     5,921,875.00    125,000  X             Shared-Other 1             125,000
ICG Comm.              Common Stock  44924610     8,550,000.00    400,000  X             Shared-Other 1             400,000
Intermedia Comm.       Common Stock  45880110     6,586,250.00    220,000  X             Shared-Other 1             220,000
Asia Pulp Paper ADR    Common Stock  04516V10     3,368,750.00    350,000  X             Shared-Other 1             350,000
IDX Systems Corp       Common Stock  44949110     4,500,000.00    200,000  X             Shared-Other 1             200,000
International Home
 Food                  Common Stock  45965510     3,687,500.00    200,000  X             Shared-Other 1             200,000
Immunex Corp           Common Stock  45252810    19,115,625.00    150,000  X             Shared-Other 1             150,000
InSiteVision           Common Stock  45766010     1,209,000.00    624,000  X             Shared-Other 1             624,000


                                5




I 2 Tech.              Common Stock  46575410     3,182,000.00     74,000  X             Shared-Other 1              74,000
Jones Apparel Inc.     Common Stock  48007410    19,043,437.00    555,000  X             Shared-Other 1             555,000
Jones Intercable       Common Stock  48020620    11,882,500.00    242,500  X             Shared-Other 1             242,500
Kellstrom              Common Stock  48803510     1,474,600.00     80,800  X             Shared-Other 1              80,800
Kushner-Locke Co.      Common Stock  50133740     2,188,752.00    400,000  X             Shared-Other 1             400,000
KN Energy Inc.         Common Stock  48262010     3,985,750.00    298,000  X             Shared-Other 1             298,000
KEPCO ADR              Common Stock  50063110    19,270,000.00    940,000  X             Shared-Other 1             940,000
Korea Telecom Corp.ADR Common Stock  50063P10    17,345,440.00    433,636  X             Shared-Other 1             433,636
Pohang Iron&Steel ADR  Common Stock  73045010     2,262,825.00     67,800  X             Shared-Other 1              67,800
Laser Mortgage         Common Stock  51806D10     5,593,156.00  1,627,100  X             Shared-Other 1           1,627,100
Level 3 Comm.          Common Stock  52729N10     7,712,025.00    128,400  X             Shared-Other 1             128,400
Lyondell               Common Stock  55207810     7,631,250.00    370,000  X             Shared-Other 1             370,000
McLeod Inc.            Common Stock  58226610     8,250,000.00    150,000  X             Shared-Other 1             150,000
Millicom Intl.
 Cellular S            Common Stock  L6388F10     1,797,787.00     57,300  X             Shared-Other 1              57,300
Mobil                  Common Stock  60705910    54,312,500.00    550,000  X             Shared-Other 1             550,000
Molex                  Common Stock  60855410     7,411,875.00    201,000  X             Shared-Other 1             201,000
Marine Drilling Comp.  Common Stock  56824020    15,041,194.00  1,098,900  X             Shared-Other 1           1,098,900
Cemex 'B' ADR          Common Stock  15129020     4,994,650.00    500,000  X             Shared-Other 1             500,000
Maytag                 Common Stock  57859210    10,471,875.00    150,000  X             Shared-Other 1             150,000
Mylan Labs             Common Stock  62853010     7,287,500.00    275,000  X             Shared-Other 1             275,000
Noble Drilling         Common Stock  65504210    11,812,500.00    600,000  X             Shared-Other 1             600,000
Newbridge Network      Common Stock  65090110    12,218,750.00    425,000  X             Shared-Other 1             425,000
National Oilwell Inc.  Common Stock  63707110     5,695,200.00    406,800  X             Shared-Other 1             406,800
Novell                 Common Stock  67000610     9,632,750.00    363,500  X             Shared-Other 1             363,500
Nat'l Semiconductor    Common Stock  63764010    16,453,125.00    650,000  X             Shared-Other 1             650,000
News Corp. ADR         Common Stock  65248770     5,296,875.00    150,000  X             Shared-Other 1             150,000
Banc One Corp          Common Stock  06423A10    17,868,750.00    300,000  X             Shared-Other 1             300,000
Outdoor Systems        Common Stock  69005710     3,650,000.00    100,000  X             Shared-Other 1             100,000
O Sullivan Industries  Common Stock  68860910     3,427,200.00    201,600  X             Shared-Other 1             201,600
Pairgain Tech.         Common Stock  69593410     7,164,500.00    623,000  X             Shared-Other 1             623,000
Priceline.com Inc      Common Stock  74150310     9,320,850.00     80,700  X             Shared-Other 1              80,700
P-Com Inc.             Common Stock  69326210     5,380,009.00  1,030,900  X             Shared-Other 1           1,030,900
Phelps Dodge Corp.     Common Stock  71726510     7,934,194.00    128,100  X             Shared-Other 1             128,100
Pfizer Inc.            Common Stock  71708110    10,900,000.00    100,000  X             Shared-Other 1             100,000
Phone.com Inc          Common Stock  71920Q10     8,646,400.00    154,400  X             Shared-Other 1             154,400
Phycor                 Common Stock  71940F10     5,162,500.00    700,000  X             Shared-Other 1             700,000
Premier Parks          Common Stock  74054020    14,718,375.00    400,500  X             Shared-Other 1             400,500
Parametric Tech.       Common Stock  69917310    14,707,500.00  1,060,000  X             Shared-Other 1           1,060,000
Park Place Ent.        Common Stock  70069010    11,475,000.00  1,200,000  X             Shared-Other 1           1,200,000
Polaroid Corp          Common Stock  73109510     9,625,000.00    350,000  X             Shared-Other 1             350,000
Psinet                 Common Stock  74437C10     8,960,306.00    205,100  X             Shared-Other 1             205,100
Physician Sales        Common Stock  69366A10    11,125,000.00  1,000,000  X             Shared-Other 1           1,000,000
Providian Corp.        Common Stock  74406A10    14,686,875.00    157,500  X             Shared-Other 1             157,500
Praxair                Common Stock  74005P10     8,588,531.00    175,500  X             Shared-Other 1             175,500
PXRE Corp.             Common Stock  69367410     1,812,500.00    100,000  X             Shared-Other 1             100,000
PennzEnergy Co.        Common Stock  70931Q10     5,526,150.00    332,400  X             Shared-Other 1             332,400
Ralston Purina         Common Stock  75127730     9,131,250.00    300,000  X             Shared-Other 1             300,000
Reynolds Metals        Common Stock  76176310    26,550,000.00    450,000  X             Shared-Other 1             450,000
Raytheon Co Class B    Class B       75511140     4,582,500.00     65,000  X             Shared-Other 1              65,000
IMS Health Inc.        Common Stock  44993410     6,250,000.00    200,000  X             Shared-Other 1             200,000


                                6




Raychem Corp           Common Stock  75460310       851,000.00     23,000  X             Shared-Other 1              23,000
Saville Systems        Common Stock  80517410     6,656,950.00    459,100  X             Shared-Other 1             459,100
Sinclair Broadcast     Common Stock  82922610     3,250,000.00    200,000  X             Shared-Other 1             200,000
Symbol Technologies    Common Stock  87150810    24,337,500.00    660,000  X             Shared-Other 1             660,000
Stolt Comex Seaway     Common Stock  L8873E10     4,233,094.00    391,500  X             Shared-Other 1             391,500
Serologicals Corp      Common Stock  81752310     2,641,437.00    325,100  X             Shared-Other 1             325,100
SFX Entertainment      Common Stock  78417810     3,200,000.00     50,000  X             Shared-Other 1              50,000
Silicon Graphics       Common Stock  82705610     6,550,000.00    400,000  X             Shared-Other 1             400,000
Shopko Stores Inc.     Common Stock  82491110    13,307,900.00    364,600  X             Shared-Other 1             364,600
Saks Inc               Common Stock  79377W10     7,247,625.00    251,000  X             Shared-Other 1             251,000
Schlumberger           Common Stock  80685710    12,737,500.00    200,000  X             Shared-Other 1             200,000
SLI Inc                Common Stock  78442T10     6,750,000.00    250,000  X             Shared-Other 1             250,000
Spectrian Corp         Common Stock  84760810     5,075,000.00    350,000  X             Shared-Other 1             350,000
SPX Corp               Common Stock  78463510     8,408,450.00    100,700  X             Shared-Other 1             100,700
Sequent Computer
 Systems               Common Stock  81733810    11,054,687.00    625,000  X             Shared-Other 1             625,000
US SEARCH.com Inc      Common Stock  90340410     1,753,125.00    220,000  X             Shared-Other 1             220,000
ARV Assisted Living    Common Stock  00204C10     3,086,800.00    771,700  X             Shared-Other 1             771,700
Smurfit Stone          Common Stock  83272710     8,200,000.00    400,000  X             Shared-Other 1             400,000
St.Jude Medical        Common Stock  79084910    10,687,500.00    300,000  X             Shared-Other 1             300,000
Stillwater Mining      Common Stock  86074Q10    13,133,250.00    404,100  X             Shared-Other 1             404,100
Safeway                Common Stock  78651420     6,484,500.00    131,000  X             Shared-Other 1             131,000
Stryker Corp           Common Stock  86366710     3,006,250.00     50,000  X             Shared-Other 1              50,000
Transamerica Corp.     Common Stock  89348510     8,250,000.00    110,000  X             Shared-Other 1             110,000
TJX Co.                Common Stock  87254010    11,659,375.00    350,000  X             Shared-Other 1             350,000
Tom Brown Inc.         Common Stock  11566020     2,712,500.00    175,000  X             Shared-Other 1             175,000
Thermo Electron Corp   Common Stock  88355610     5,015,625.00    250,000  X             Shared-Other 1             250,000
Topps Company Inc.     Common Stock  89078610     5,752,187.00    790,000  X             Shared-Other 1             790,000
Tosco Corp             Common Stock  89149030     6,691,875.00    258,000  X             Shared-Other 1             258,000
Total Renal Care       Common Stock  89151A10    22,954,687.00  1,475,000  X             Shared-Other 1           1,475,000
Union Carbide          Common Stock  90558110    24,218,750.00    500,000  X             Shared-Other 1             500,000
Union Pacific Corp.    Common Stock  90781810    17,493,750.00    300,000  X             Shared-Other 1             300,000
Union Pacific Res.     Common Stock  90783410     6,944,231.00    425,700  X             Shared-Other 1             425,700
Visible Genetics Inc.  Common Stock  92829S10     4,241,800.00    267,200  X             Shared-Other 1             267,200
Witco Corp.            Common Stock  97738510    14,818,425.00    750,300  X             Shared-Other 1             750,300
Wellpoint Health       Common Stock  94973H10    14,428,750.00    170,000  X             Shared-Other 1             170,000
XL Capital Ltd.        Common Stock  G9825510    10,418,600.00    184,400  X             Shared-Other 1             184,400
Tricon Global
 Resturants            Common Stock  89595310    10,013,125.00    185,000  X             Shared-Other 1             185,000
Impala Platinum ADR    Common Stock  45255320     7,956,238.00    315,000  X             Shared-Other 1             315,000

Grand Total                                      1,691,840,351










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